INVESTMENT MANAGERS SERIES TRUST III

235 West Galena Street

Milwaukee, Wisconsin 53212

November 12, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust III (the “Registrant”) (File Nos. 033-79858 and 811-08544) on behalf of the FPA Queens Road Value ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 135 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for the purpose of adding a new series of the Trust, FPA Queens Road Value ETF.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane Drake

Secretary